GOODWILL - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Cloud service and solutions
GOODWILL
Impairment loss	¥ 0
Fair value of reporting unit	8,619,000	$ 1,232,501
Fair value in excess of carrying amount	¥ 1,837,247	$ 262,723
Percentage of fair value in excess of carrying amount	27.00%	27.00%
Cloud-based digital solutions and services
GOODWILL
Impairment loss	¥ 0
Fair value of reporting unit	2,854,000	$ 408,117
Fair value in excess of carrying amount	¥ 322,719	$ 46,148
Percentage of fair value in excess of carrying amount	13.00%	13.00%